Stock-Based Compensation - Stock Options, Weighted-Average Assumption (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Fair value per common share (in USD per share)	$ 5.40	$ 0.0121
Weighted-average risk-free interest rate	1.44%	0.81%
Volatility	33.40%	65.00%
Expected term (in years)	8 years	2 years 6 months
Dividend rate	0.00%	0.00%